Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001680139
Document Type	S-1
Entity Registrant Name	HealthLynked Corp.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	47-1634127
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false